SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - USD ($)	Mar. 23, 2022	Oct. 28, 2021	May 10, 2021	Sep. 17, 2020	Jun. 23, 2020	Jan. 28, 2020	Jan. 28, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable								$ 920,816	$ 700,816	$ 616,500
Debt conversion debt			$ 110,000
Debt conversion converted instrument shares			157,143
Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion debt		$ 16,714
Debt conversion converted instrument shares		42,857
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable						$ 457,380	$ 457,380	457,380	457,380	385,000
Debt instrument interest rate						0.00%	0.00%
Debt instrument maturity date						Oct. 20, 2022	Oct. 20, 2022
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt	$ 110,000	$ 16,714
Debt conversion debt		$ 199,650
Debt conversion converted instrument shares		42,857
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable					$ 60,500			60,500	60,500	50,000
Debt instrument interest rate					0.00%
Debt instrument maturity date					Oct. 20, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 199,650				182,936	182,936	$ 181,500
Debt instrument interest rate				0.00%
Debt instrument maturity date				Oct. 20, 2022	Oct. 20, 2022
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt		$ 16,714
Debt conversion debt		$ 199,650
Debt conversion converted instrument shares		42,857
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 220,000							$ 220,000
Debt instrument interest rate	0.00%
Debt instrument maturity date	Oct. 23, 2023			Oct. 20, 2022